SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)
Computation of Earnings Per Share

	Three months ended on	Twelve months ended on
	March 31	December 31
	2021	2020
Numerator
Net income (loss) applicable to common shareholders	$0	$0

Denominator
Weighted average common shares outstanding, basic	329,396,652	329,396,652
Weighted average common shares outstanding, diluted	0	0
Net Income per share - Basic	$(0.00)	$(0.00)
Income per shares - Diluted	$(0.00)	$(0.00)